ING Life Insurance and Annuity Company
and its
Variable Annuity Account C

ING Flexible Income

Supplement dated April 30, 2010 to the Contract Prospectus
dated April 30, 2010

The following information updates and amends certain information contained in your variable annuity Contract
Prospectus. Please read it carefully and keep it with your current Contract Prospectus for future reference.

Effective in August certain funds offered through your contract will be reorganized into other funds as follows:

Effective after the close of business on August 20, 2010, the following Disappearing Portfolio will reorganize into and become part of the following Surviving Portfolio:

Disappearing Portfolio	Surviving Portfolio
ING Opportunistic LargeCap Portfolio	ING Growth and Income Portfolio

Accordingly, effective after the close of business on August 20, 2010 investments in the Disappearing Portfolio will automatically become investments in the Surviving Portfolio, as follows:

  All existing account balances invested in the ING Opportunistic LargeCap Portfolio (Class I) will automatically become investments in the ING Growth and Income Portfolio (Class I).

As a result of the reorganization, effective after the close of business on August 20, 2010 all references to the
Disappearing Portfolio in the Contract Prospectus is hereby deleted.

Unless you provide us with alternative allocation instructions, all future allocations directed to the Disappearing
Portfolio after the date of the reorganization will be automatically allocated to the Surviving Portfolio. You may give us alternative allocation instructions at any time by contacting our Customer Service Center at:

ING
USFS Customer Service
Defined Contribution Administration
P.O. Box 990063
Hartford, CT 06199-0063
1-800-262-3862

See also the Investment Options section of your Contract Prospectus for further information about making allocation changes. More information about the funds available through your contract, including information about the risks associated with investing in these funds, can be found in the current prospectus and SAI for that fund. You may obtain these documents by contacting us at our Customer Service Center noted above. If you have received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund’s summary prospectus.

X.109622-10	April 2010